As Filed with the U.S. Securities and Exchange Commission on September 17, 2018

1933 Act File No. 333-221045
1940 Act File No. 811-23305

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
__________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 9 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 11 ☒
(Check appropriate box or boxes.)
__________________
American Century ETF Trust
__________________
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 17th day of September, 2018.

American Century ETF Trust

By:	* _________________________________
Jonathan S. Thomas
President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

* _____________________________	Chairman, Trustee and President	September 17, 2018
Jonathan S. Thomas

* _____________________________	Treasurer and Chief Financial Officer	September 17, 2018
R. Wes Campbell

* _____________________________	Trustee	September 17, 2018
Reginald M. Browne

* _____________________________	Trustee	September 17, 2018
Ronald J. Gilson

* _____________________________	Trustee	September 17, 2018
Barry A. Mendelson

* _____________________________	Trustee	September 17, 2018
Stephen E. Yates

*By:	/s/ Ashley L. Bergus
Ashley L. Bergus
Attorney in Fact (Pursuant to Power of Attorney effective September 12, 2018, and filed herewith)

Power of Attorney

I, the undersigned Trustee/Officer of American Century ETF Trust (the “Trust”) hereby constitute and appoint, Ashley L. Bergus, Ryan L. Blaine, Brian L. Brogan, Evan C. Johnson, Kathleen Gunja Nelson, and Giles M. Walsh each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, (a) to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith; (b) to make, file, execute, amend and withdraw documents of every kind, and to take other action of whatever kind they may elect, for the purpose of complying with all laws relating to the sale of securities of the Trust; and (c) generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after September 12, 2018.
This power of attorney may be executed in counterparts, each of which shall be deemed an original, but all of which shall constitute one and the same instrument.
WITNESS my hand on this 12th day of September 2018.

/s/ Reginald M. Browne	/s/ Ronald J. Gilson
Reginald M. Browne, Trustee	Ronald J. Gilson, Trustee
/s/ Barry A. Mendelson	/s/ Stephen E. Yates
Barry A. Mendelson, Trustee	Stephen E. Yates, Trustee
/s/ Jonathan S. Thomas	/s/ R. Wes Campbell
Jonathan S. Thomas, President and Trustee	R. Wes Campbell, Treasurer and Chief Financial Officer

AMERICAN CENTURY ETF TRUST
(the “Trust”)
I, John Fordyce, Secretary of the above-referenced Trust, do hereby certify that the following is a true copy of certain resolutions adopted by the Board of Trustees, as appropriate, of the above-referenced Trust on September 12, 2018, and that such resolutions have not been rescinded or modified and are not inconsistent with the Declaration of Trust of the Trust.

WHEREAS:

•
pursuant to a duly-executed Power of Attorney, the Trustees and officers of American Century ETF Trust and its series (the “Funds”) have appointed Ashley L. Bergus, Ryan L. Blaine, Brian L. Brogan, Evan C. Johnson, Kathleen Gunja Nelson, and Giles M. Walsh each of them singly, their true and lawful attorneys-in-fact, with full power of substitution, and with full power to each, for the purpose of signing on their behalf registration statements and other related documents of the Funds for the purpose of complying with all laws relating to the sale of securities of the Funds and to do all such things in their names and behalf in connection therewith and

•
such attorneys-in-fact may, from time to time, sign documents, including registration statements, amendments or supplements thereto and instruments in connection therewith, on behalf of Trustees and officers who have appointed them.

RESOLVED, that the Trustees hereby authorize such attorneys-in-fact to sign the documents of the Funds, including registration statements, amendments or supplements thereto and instruments in connection therewith, pursuant to the Power of Attorney so executed by the Trustees and certain officers of the Funds.

IN WITNESS WHEREOF, I have hereunto set my hand this 12th day of September, 2018.

/s/ John Fordyce
John Fordyce
Secretary

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT
Exhibit - 101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Exhibit - 101.INS	XBRL Instance Document
Exhibit - 101.SCH	XBRL Taxonomy Extension Schema Document
Exhibit - 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Exhibit - 101.LAB	XBRL Taxonomy Extension Label Linkbase Document
Exhibit - 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document